Accounts payable for business combination and acquisition of associates (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts payable for business combination and acquisition of associates
Total	R$ 614,120	R$ 625,277	R$ 532,313
Total (%)	100.00%	100.00%
In up to one year [member]
Accounts payable for business combination and acquisition of associates
Total	R$ 216,728	R$ 73,007
Total (%)	35.30%	11.70%
One to two years [member]
Accounts payable for business combination and acquisition of associates
Total	R$ 196,406	R$ 389,187
Total (%)	32.00%	62.20%
Two to three years [member]
Accounts payable for business combination and acquisition of associates
Total	R$ 200,986	R$ 163,083
Total (%)	32.70%	26.10%
Later than one year and not later than three years [member]
Accounts payable for business combination and acquisition of associates
Total	R$ 397,392	R$ 552,270
Total (%)	64.70%	88.30%